Intangible assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets

14.	Intangible assets

The intangible assets rollforward, which include right-of-use assets balances (note 17.1), is set forth below:

	Average rate (1)	12.31.22	Additions	Disposals	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.23
Cost
Goodwill		3,474,103	-	-	-	96,843	(180,008)	3,390,938
Trademarks		1,881,199	-	-	-	114,516	(122,462)	1,873,253
Non-compete agreement		57,426	465	-	-	-	(2,999)	54,892
Outgrowers relationship		517	-	-	-	-	-	517
Patents		4,878	-	(675)	-	1,335	(1,409)	4,129
Customer relationship		1,340,251	-	-	-	156,141	(278,650)	1,217,742
Software		930,090	140	(357,470)	214,757	33,916	(34,385)	787,048
Intangible in progress		77,263	166,995	(2,757)	(204,828)	(657)	(537)	35,479
		7,765,727	167,600	(360,902)	9,929	402,094	(620,450)	7,363,998

Amortization
Non-compete agreement	46.01%	(39,336)	(11,353)	-	-	-	2,848	(47,841)
Outgrowers relationship	16.45%	(347)	(72)	-	-	-	-	(419)
Patents	8.52%	(3,824)	(448)	675	-	(834)	1,236	(3,195)
Customer relationship	6.67%	(622,106)	(101,575)	-	-	(48,487)	136,513	(635,655)
Software	43.58%	(665,504)	(226,029)	356,053	-	(21,656)	20,686	(536,450)
		(1,331,117)	(339,477)	356,728	-	(70,977)	161,283	(1,223,560)
		6,434,610	(171,877)	(4,174)	9,929	331,117	(459,167)	6,140,438

(1)	Weighted average annual remaining rate.

	Average rate (1)	12.31.21	Additions	Disposals	Business combination	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.22
Cost
Goodwill		3,425,183	-	-	(4,026)	-	171,880	(118,934)	3,474,103
Trademarks		1,733,335	-	-	-	-	203,246	(55,382)	1,881,199
Non-compete agreement		110,208	19,609	(69,950)	-	-	-	(2,441)	57,426
Outgrowers relationship		4,740	-	(4,223)	-	11	-	(11)	517
Patents		3,518	-	(1)	-	-	1,978	(617)	4,878
Customer relationship		1,119,534	-	-	-	-	381,289	(160,572)	1,340,251
Software		770,399	118	(92,163)	-	240,679	19,111	(8,054)	930,090
Intangible in progress		98,716	209,007	-	-	(224,769)	525	(6,216)	77,263
		7,265,633	228,734	(166,337)	(4,026)	15,921	778,029	(352,227)	7,765,727

Amortization
Non-compete agreement	62.71%	(106,749)	(5,023)	69,950	-	-	-	2,486	(39,336)
Outgrowers relationship	19.48%	(4,425)	(145)	4,223	-	-	-	-	(347)
Patents	8.08%	(2,928)	(475)	-	-	-	(715)	294	(3,824)
Customer relationship	6.92%	(437,774)	(102,727)	-	-	-	(147,827)	66,222	(622,106)
Software	52.04%	(563,943)	(175,768)	79,091	-	(5,972)	(4,925)	6,013	(665,504)
		(1,115,819)	(284,138)	153,264	-	(5,972)	(153,467)	75,015	(1,331,117)
		6,149,814	(55,404)	(13,073)	(4,026)	9,949	624,562	(277,212)	6,434,610
(1)	Weighted average annual remaining rate.

14.1 Impairment test

The impairment test of assets is carried out annually based on the discounted cash flow method, which is prepared in order to determine the value in use of the Company’s cash-generating units (“CGU”), which were defined in line with the management format. In 2023, the Company used its budget, strategic and financial planning with projections until 2028 and average perpetuity of the cash generating units of 3.5% p.a., based on the history of recent years, as well as in the economic and financial projections of each market in which the Company operates, in addition to official information from independent and governmental institutions.

The discount rate used by Management to prepare discounted cash flows varied from 11.89% p.a. to 13.62% p.a. according to the CGU. The assumptions presented in the table below were also adopted:

	2024	2025	2026	2027	2028
Inflation Brazil	4.00%	3.50%	3.50%	3.40%	3.40%
Inflation - United States	2.21%	2.16%	2.16%	2.16%	2.16%
Exchange rate - BRL / USD	5.00	5.06	5.13	5.10	5.10

The rates presented above don’t consider the effects of income taxes.

Based on Management’s analysis, no impairment adjustments were identified.

In addition to the analysis mentioned above, Management prepared a sensitivity analysis, in which increases and decreases 2 p.p. the operating margin[1] (operating income over net sales) and the nominal discount rate and did not identify any scenarios in which an impairment was necessary.

(1)	The main assumptions contained in the margin include the projected net sales and commodity cost value.